SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) share $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) share
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from prospectus offering | $		$ 108,959		$ 97,404
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 1.63		$ 1.33
Weighted average exercise price of share options granted in share-based payment arrangement	12.25		7.94
Number Of DSU's issued | share		6,000		27,500
Number of stock options granted | share		225,000		1,976,250
Description of stock options vesting		These options vest over a 3-year period with 33% vesting after each of one year, two years, and three years after the grant date, respectively
Number of stock options forfeited | share		25,000		50,000
Exercise price per share of forfeited stock options	8.21		3.24
Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	0.16		0.16
Weighted average exercise price of share options granted in share-based payment arrangement	11.22
Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	8.24		$ 3.24
Weighted average exercise price of share options granted in share-based payment arrangement	12.63
Prospectus offering in subsequent period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued in prospectus offering | shares		15,007,500
Equity issuance, price per share		$ 9.20
Gross proceeds from prospectus offering | $		$ 138,069
Exercise of stock options in subsequent period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued upon exercise of stock options | shares		120,833
Proceeds from exercise of options | $		$ 317
Exercise of stock options in subsequent period [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	2.30
Exercise of stock options in subsequent period [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	8.24
DSU's issued in subsequent period [Member] | Directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of DSU's issued | share		57,000
Stock options granted during subsequent period [Member] | Officers employees and contractors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options granted in share-based payment arrangement	10.87
Number of stock options granted | share		756,000
Description of stock options vesting		These options vest over a 3-year period with 33% vesting after each of one year, two years, and three years after the grant date, respectively
Cancellation of stock options forfeited in subsequent period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options forfeited | share		46,667
Exercise price per share of forfeited stock options	$ 8.24